General Administration	12 Months Ended
Jun. 30, 2023
General administration [Abstract]
General administration

Note 7. General administration

	Consolidated
	30 June 2023	30 June 2022
	$	$

Consulting & advisory	1,230,098	553,087
Corporate expenses	452,893	458,663
Telecommunications & IT	237,390	202,560
General & administrative expenses	167,577	224,065
Outsourced development costs	25,287	164,050
Travel costs	447,819	207,862
Doubtful debts expense	-	235,357
ASX and listing fees	364,505	286,789
Other expenses	64,581	563,234
NASDAQ listing expenses	97,658	1,275,863
Consulting & advisory - share based payments	117,600	-
	3,205,408	4,171,530